UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):  [  ] is a restatement.
					     [  ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:    Widmann, Siff & Co., Inc.
Address: 551 West Lancaster Avenue
	   Suite 304
         Haverford, PA  19041

Form 13F File Number:  28-2100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim M. Davis
Title:    Vice President
Phone:    (610) 520-0500

Signature, Place, and Date of Signing:

Kim M. Davis		Haverford, PA		January 28, 2003
  Signature			 City, State		    Date

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the
      holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:		  0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:   $76,245
                                         (thousands)

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alltel Corp.                   COM              020039103     2611 51190.000SH       SOLE                19250.000         31940.000
Amgen, Inc.                    COM              031162100     1958 40499.000SH       SOLE                15114.000         25385.000
Anadarko Petroleum Corp.       COM              032511107      335 7000.000 SH       SOLE                 1100.000          5900.000
Anthem Inc.                    COM              03674b104     2798 44486.000SH       SOLE                18830.000         25731.000
Applera Corp. - Celera Genomic COM              038020202      308 32280.000SH       SOLE                13570.000         18710.000
Autozone Inc.                  COM              053332102      237 3350.000 SH       SOLE                 2800.000           550.000
Avon Products, Inc.            COM              054303102      329 6100.000 SH       SOLE                 3600.000          2500.000
BB & T Corp.                   COM              054937107      254 6869.000 SH       SOLE                                   6869.000
Baxter Int'l. Inc.             COM              071813109     1295 46265.000SH       SOLE                18175.000         28090.000
Bellsouth Corp.                COM              079860102      210 8132.000 SH       SOLE                                   8132.000
Bristol Myers Squibb Co.       COM              110122108      291 12578.000SH       SOLE                 1225.000         11353.000
CVS Corporation                COM              126650100     2097 83965.000SH       SOLE                38375.000         45590.000
Checkers Drive-In Restaurants  COM              162809305      131 20900.000SH       SOLE                 4950.000         15950.000
Chesapeake Energy Corp.        COM              165167107     2920 377250.000SH      SOLE               170500.000        206750.000
Citigroup Inc.                 COM              172967101      230 6526.322 SH       SOLE                  149.000          6377.321
Colgate Palmolive Co.          COM              194162103     2328 44397.045SH       SOLE                17775.000         26622.045
Convergys Corp.                COM              212485106     2814 185725.000SH      SOLE                76575.000        109150.000
Crown America Realty Tr.       COM              228186102     2107 229034.000SH      SOLE                56850.000        172184.000
Crown Pacific Partners Ltd.    COM              228439105      141 78950.000SH       SOLE                22500.000         56450.000
Developers Diversified         COM              251591103      224 10170.000SH       SOLE                 2481.000          7689.000
Devon Energy Corp.             COM              25179m103     1073 23367.000SH       SOLE                 9175.000         14192.000
ElPaso Energy Partners LP      COM              28368b102      255 9145.000 SH       SOLE                  900.000          8245.000
Enterprise Products Partners L COM              293792107      862 44440.000SH       SOLE                 3525.000         40915.000
Equity Inns Inc.               COM              294703103      411 68287.000SH       SOLE                25750.000         42537.000
Equity Office Properties       COM              294741103     1836 73482.998SH       SOLE                22764.000         50718.999
Equity Residential             COM              29476L107     1164 47341.000SH       SOLE                22145.000         25196.000
Exxon Mobil Corp.              COM              30231g102      296 8467.702 SH       SOLE                  844.000          7623.702
Federal National Mortgage Assn COM              313586109      372 5775.000 SH       SOLE                 4500.000          1275.000
Federal Rlty. Inv. Tr.         COM              313747206      479 17050.000SH       SOLE                 6150.000         10900.000
Fulton Financial Corp.         COM              360271100      779 44125.000SH       SOLE                20275.000         24075.000
Gallagher Arthur J. & Co.      COM              363576109     1523 51855.000SH       SOLE                15475.000         36380.000
General Electric Co.           COM              369604103     1126 46238.373SH       SOLE                11815.000         34663.373
Glimcher Realty Trust          COM              379302102      778 43825.000SH       SOLE                17475.000         26350.000
Int'l Business Machines        COM              459200101      200 2584.000 SH       SOLE                                   2584.000
Istar Financial Inc.           COM              45031u101      506 18050.000SH       SOLE                10450.000          7600.000
Johnson & Johnson              COM              478160104     1102 20524.251SH       SOLE                 8110.000         12414.251
Kerr-McGee Corp                COM              492386107     3394 76605.000SH       SOLE                25375.000         51230.000
Kinder Morgan Energy Partners  COM              494550106     2308 65950.000SH       SOLE                27175.000         38775.000
Laboratory Corp. of America    COM              50540R409     1090 46900.000SH       SOLE                17650.000         29425.000
Liberty Media Corp. Ser. A     COM              530718105     2810 314343.000SH      SOLE               120500.000        193843.000
Mattel, Inc.                   COM              577081102     2379 124225.000SH      SOLE                58275.000         65950.000
Microsoft Corp.                COM              594918104      449 8679.000 SH       SOLE                 2450.000          6229.000
Mylan Labs Inc.                COM              628530107      309 8850.000 SH       SOLE                 7100.000          1750.000
Patriot Bank Corp.             COM              70335p103      159 10375.000SH       SOLE                                  10375.000
Penn Virginia Corp.            COM              707882106      691 19020.000SH       SOLE                12425.000          6595.000
Pfizer, Inc.                   COM              717081103     7458 243968.690SH      SOLE               107014.000        137084.690
Quest Diagnostics, Inc.        COM              74834L100     3784 66500.000SH       SOLE                24025.000         42550.000
Reckson Assoc. Realty CL. B    COM              75621k304      384 17150.000SH       SOLE                 1000.000         16150.000
Resource America Inc.          COM              761195205      490 54402.000SH       SOLE                 9619.000         44783.000
SBC Communications, Inc.       COM              78387G103      225 8293.466 SH       SOLE                                   8293.466
Shire Pharmaceuticals ADR      COM              82481r106      344 18223.001SH       SOLE                 4116.000         14107.001
Sovereign Bancorp, Inc.        COM              845905108     5351 380866.000SH      SOLE               173250.000        207616.000
Valero Energy                  COM              91913Y100      236 6400.000 SH       SOLE                  750.000          5650.000
Washington Mutual              COM              939322103     5871 170012.000SH      SOLE                67555.000        102457.000
Well Point Health Networks     COM              94973h108     1828 25685.000SH       SOLE                 5450.000         20235.000
Williams Energy Partners LP    COM              969491109      306 9415.000 SH       SOLE                  725.000          8690.000